INCOME TAXES - Schedule of Unrecognized tax benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
At beginning of year	$ 16,342	$ 15,132	$ 7,504
Additions based on tax positions related to current year	6,810	2,028	8,057
Restricted due to expiry of the statute of limitations	(212)	(818)	(429)
At end of year	$ 22,940	$ 16,342	$ 15,132